Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326 (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities				¥ 1,726,368
Excess Liability				244,600
Deferred guarantee income	¥ 694,582	$ 106,449
ASC 460
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities				1,481,800
ASC 326
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Contingent guarantee liabilities	¥ 1,738,787
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Guarantee liabilities			¥ (1,726,368)
Deferred guarantee income			1,481,814
Contingent guarantee liabilities			¥ 2,214,128	¥ 2,214,128